Consolidated Statements Of Income And Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales	$ 1,895,910	$ 550,771	$ 437,963
Cost of sales	705,698	461,545	449,228
Additions to lower of cost or market reserve	0	1,509	18,974
Gross profit (loss)	1,190,212	87,717	(30,239)
Research and development	2,129	3,456	2,534
Selling and administrative expenses	62,032	52,506	58,515
Impairment of long-lived assets and goodwill	0	0	2,843
Operating income (loss)	1,126,051	31,755	(94,131)
Other expense (income), net	3,361	(2,104)	(4,266)
Related party Tax Receivable Agreement expense	86,478	0	0
Interest expense	135,061	30,823	26,914
Interest income	(1,657)	(395)	(358)
Income (loss) from continuing operations before provision (benefit) for income taxes	902,808	3,431	(116,421)
Provision (benefit) for income taxes	48,920	(10,781)	(7,552)
Net income (loss) from continuing operations	853,888	14,212	(108,869)
Income (loss) from discontinued operations, net of tax	331	(6,229)	(126,974)
Net income (loss)	$ 854,219	$ 7,983	$ (235,843)
Basic loss per common share:
Net income (loss) per share	$ 2.87	$ 0.03	$ (0.78)
Income (Loss) from Continuing Operations, Per Basic Share	2.87	0.05	(0.36)
Diluted loss per common share:
Weighted average shares outstanding	2.87	0.03	(0.78)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 2.87	$ 0.05	$ (0.36)
Weighted average diluted shares outstanding	297,753,770	302,225,923	302,225,923
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 854,219	$ 7,983	$ (235,843)
Foreign currency translation adjustments, net of tax of ($288), $0, and $0, respectively	(18,391)	23,028	2,574
Commodities and foreign currency derivatives and other, net of tax of $802, $0, and ($20), respectively	(7,698)	4,819	125
Other comprehensive (loss) income, net of tax:	(26,089)	27,847	2,699
Comprehensive income (loss)	$ 828,130	$ 35,830	$ (233,144)